Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

18. Cash and Cash Equivalents

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash at bank
-USD deposits	975,810	1,645,948
-RMB deposits	28,113	57,595
-Australian Dollar deposit	6,153	3,337
	1,010,076	1,706,880

Cash at bank located in the PRC earns interest at floating rates based on daily bank deposit rates, while deposits in banks outside the PRC are with interest rate of nil.

Cash at banks denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC. As of December 31, 2020 and 2021, RMB 932.8 million and RMB 1,501.8 million of cash and cash equivalents were held in banks outside the PRC, respectively.